Offerings - Offering: 1	Dec. 10, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	45,000,000
Proposed Maximum Offering Price per Unit	23.6
Maximum Aggregate Offering Price	$ 1,062,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 162,592.2
Offering Note
(1)
The number of shares being registered represents additional shares of Common Stock that may become available for issuance pursuant to new awards granted under the AT&T Inc. 2018 Incentive Plan (the “Plan”) as a result of outstanding awards that, in whole or in part, are terminated, expire or are otherwise cancelled.

(2)
The price per share was calculated in accordance with Rule 457(c) and (h) of the Securities Act of 1933 for purposes of calculating the registration fee. The maximum aggregate offering price was computed by multiplying 45,000,000 shares by the average of the high and low price of the stock on December 4, 2024 ($23.60 per share).

(3)
Pursuant to Rule 416(a) under the Securities Act of 1933, this registration statement also covers such indeterminate number of additional shares of Common Stock as is necessary to eliminate any dilutive effect of any future stock split or stock dividend. No additional registration fee is required.